Schedule of investments
Delaware Global Equity Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.80%Δ
Denmark − 3.75%
Novo Nordisk Class B	61,920	$ 6,867,641
		6,867,641
France − 11.91%
Air Liquide	49,840	6,691,686
Danone	95,500	5,330,219
Orange	397,860	4,678,037
Sodexo	73,030	5,132,222
		21,832,164
Germany − 10.21%
adidas AG	27,510	4,865,200
Fresenius Medical Care AG & Co.	111,200	5,550,421
Knorr-Bremse	39,910	2,276,045
SAP	66,020	6,014,309
		18,705,975
Japan − 5.75%
Asahi Group Holdings	78,300	2,565,179
Kao	111,800	4,508,915
Makita	69,000	1,719,915
Seven & i Holdings	45,200	1,754,631
		10,548,640
Netherlands − 3.50%
Koninklijke Ahold Delhaize	246,560	6,423,390
		6,423,390
Spain − 4.39%
Amadeus IT Group †	144,440	8,046,611
		8,046,611
Sweden − 6.59%
Essity Class B	205,980	5,378,163
H & M Hennes & Mauritz Class B	244,110	2,915,074
Securitas Class B	438,580	3,777,968
		12,071,205
Switzerland − 2.41%
Swatch Group	18,630	4,420,149
		4,420,149
United Kingdom − 8.97%
Diageo	145,610	6,257,848
Intertek Group	67,260	3,443,688
Smith & Nephew	482,790	6,743,861
		16,445,397
United States − 40.32%
Clorox	47,770	6,734,615
Conagra Brands	144,070	4,932,957
Henry Schein †	85,610	6,569,711
Ingredion	60,690	5,350,430
Kimberly-Clark	51,860	7,008,879
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Lamb Weston Holdings	123,140	$ 8,799,584
Merck & Co.	88,350	8,054,870
Nestle	70,640	8,246,081
Otis Worldwide	25,610	1,809,859
Parker-Hannifin	7,430	1,828,152
Pfizer	117,740	6,173,108
Roche Holding	14,160	4,724,944
Visa Class A	18,690	3,679,874
		73,913,064
Total Common Stocks (cost $196,094,733)		179,274,236

Exchange-Traded Fund – 1.43%
Vanguard S&P 500 ETF	7,570	2,625,881
Total Exchange-Traded Fund (cost $2,804,791)		2,625,881

Short-Term Investments – 0.04%
Money Market Mutual Funds – 0.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	15,937	15,937
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	15,937	15,937
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	15,937	15,937
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	15,936	15,936
Total Short-Term Investments (cost $63,747)		63,747

Total Value of Securities−99.27% (cost $198,963,271)		181,963,864
Receivables and Other Assets Net of Liabilities — 0.73%		1,345,551
Net Assets Applicable to 33,227,031 Shares Outstanding — 100.00%	$183,309,415
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
NQ-QNV [6/22] 8/22 (2351915)    1

Schedule of investments
Delaware Global Equity Fund   (Unaudited)
Summary of abbreviations:
AG – Aktiengesellschaft
ETF – Exchange-Traded Fund
GS – Goldman Sachs
S&P – Standard & Poor’s Financial Services LLC
2    NQ-QNV [6/22] 8/22 (2351915)